Leases (Details - Balance sheet lease items) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Assets
Right of use asset	$ 0	$ 33
Liabilities
Lease liability	$ 0	$ 35
Lease Term and Discount Rate
Operating Lease, Weighted Average Remaining Lease Term		3 months
Operating Lease, Weighted Average Discount Rate, Percent	0.00%	4.70%